Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Rocket Companies, Inc.
Entity Central Index Key	0001805284
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39432
Entity Tax Identification Number	84-4946470
Entity Address, Address Line One	1050 Woodward Avenue
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	313
Local Phone Number	373-7990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	RKT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false